UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

NorthPointe Small Cap Value Fund

NorthPointe Large Cap Value Fund

Semi-Annual Report	April 30, 2015

Investment Adviser:

NorthPointe Capital, LLC

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2015 (Unaudited)

The Funds will file their complete schedule of investments of fund holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-457-NPF3 (6733); and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2015 (Unaudited)

Dear Shareholders:

Welcome to the NorthPointe Funds. We are pleased to provide you with the semi-annual report of the NorthPointe Funds. The NorthPointe Large Cap Value and the NorthPointe Small Cap Value mutual funds were launched on March 25th of 2014, bringing NorthPointe Capital’s long established institutional investment processes to the mutual fund market place. With the recent launch of both funds, we hope to be able to assist individuals in their quest to reach their respective investment goals and objectives

Performance

For the period October 31, 2014 to April 30, 2015 the NorthPointe Small Cap Value Fund returned 3.00% and 2.79% for Institutional and Investor Shares, respectively, versus the 2.05% return of the benchmark, the Russell 2000® Value Index. For the same period, the NorthPointe Large Cap Value Fund returned 3.86% and 3.69% for Institutional and Investor Shares, respectively, versus the 2.89% return of the Russell 1000® Value Index, the fund’s benchmark.

Small Cap Value Commentary

While headlines that tout geopolitical unrest and uncertainty over domestic monetary policy make for interesting reading, we continue to spend a majority of our research efforts on tracking the progress of individual companies. The portfolio’s investments in the Health Care sector remained the largest overweight exposure relative to the Russell 2000 Value Index. The portfolio also maintained notable overweight positions to the Information Technology and Materials sectors. Exposure to Financials remained the largest underweight position. Within Health Care, the stock of Novavax, Inc. moved higher as investors became more familiar with the Company’s novel vaccine platform. Additionally, the stock of Supernus Pharmaceuticals, Inc. gained nearly 60% and was the portfolio’s best performing stock during the six month period. Supernus continued to report solid progress on the launch of two epilepsy drugs and made advancements in its drug pipeline, primarily focused on ADHD.

The portfolio’s largest detractor was Aerie Pharmaceuticals during the period. Aerie is a health care company that develops drugs to treat glaucoma. In late April, the company announced disappointing results from its phase III trial for Rhopressa. The trial did not meet its primary end point and the stock price declined significantly. After further analysis, the investment thesis remains intact and Aeri remains a core holding.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2015 (Unaudited)

Large Cap Value Commentary

The Large Cap Value Fund’s returns were driven by strong stock price appreciation in the Information Technology, Energy, and Financial Sectors. The strongest contributors to the portfolio over the period included Skyworks Solutions, Springleaf holdings, and World Fuel Services. Skyworks Solutions, a global semiconductor company, continued to move higher in share price. The company has continued to beat earnings and revenue estimates, while raising forward guidance. The company continues to benefit from a robust 4G smartphone backdrop. The company cited expanded content opportunities and new product launches as the driver of their continued strong operating results. Springleaf holdings was purchased in the month of November. Springleaf is a consumer finance company that specializes in lending to the non-prime space. The 95 year old company has a nationwide branch network and is viewed as being uniquely positioned to take advantage of supply/demand imbalances in their target market. The company focuses on the longer term through customer service and reasonable pricing. We were attracted to the stock through its valuation, technical picture, and its earnings trend. During the period it was announced that Springleaf had emerged as the winning bidder for Citi’s OneMain Financial. This highly accretive and transformational acquisition rocketed the share price higher. World Fuel Services, a fuel provider to aviation, marine, and land, has benefited from the volatility of the price of oil and the surprise bankruptcy of a key competitor.

While the collection of securities held within the energy sector added value, the two largest detractors from the fund’s performance were in the energy sector. Nabors Industries, a service provider for drilling and rigs, underperformed. OPEC’s decision not to cut production in November and resultant collapse in the price of oil had an adverse impact on Nabors share price. Nabors Industries is no longer a fund holding. The decline in the price of oil also had an adverse impact on the price Whiting Petroleum’s shares. Given Whiting’s exposure to the Bakken Basin, Whiting has been removed from the fund.

Outlook

As we review our investments, we are quite comfortable with the fundamental advancement of our names in general. We continue to believe strong fundamental performance combined with attractive valuations will deliver attractive investment returns over a longer time frame. Our portfolio management teams have positioned both funds to help navigate the ever changing market environment. This positioning has been achieved by focusing our research efforts on individual companies and utilizing our risk management techniques to deliver a portfolio of securities whose success or failure will be defined by the team’s stock selection.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2015 (Unaudited)

Respectfully,

The NorthPointe Capital Portfolio Management Team

The material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice regarding any stock. Portfolio holdings are subject to change and should not be considered investment advice or a recommendation to buy securities. Past performance is not a guarantee of future results.

In addition to the normal risks involved with investing in mutual funds, including loss of principal, investments in smaller companies typically exhibit higher volatility. Current and future holdings are subject to risk.

Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
APRIL 30, 2015 (Unaudited)

Sector Weightings †:

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.2%‡
	Shares	Value
CONSUMER DISCRETIONARY — 15.6%
Brown Shoe	11,033	$327,680
Citi Trends*	11,121	253,337
Harte-Hanks	37,641	255,582
Helen of Troy*	3,121	273,431
MDC Partners, Cl A	14,221	297,788
Performance Sports Group*	20,006	406,122
Regis*	12,806	211,555
Standard Motor Products	6,844	258,703
Stoneridge*	36,797	443,036

		2,727,234

ENERGY — 5.9%
Delek US Holdings	9,970	368,092
Sanchez Energy*	24,849	365,032
World Fuel Services	5,326	295,593

		1,028,717

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

FINANCIALS — 29.0%
Agree Realty REIT	12,047	$370,806
Ameris Bancorp	7,019	175,405
BGC Partners, Cl A	44,293	444,480
CatchMark Timber Trust, Cl A REIT	24,355	282,518
Corporate Office Properties Trust REIT	11,579	305,570
Customers Bancorp*	16,401	413,469
Kennedy-Wilson Holdings	17,094	423,589
Marlin Business Services	10,299	205,671
National General Holdings	26,196	506,631
Radian Group	31,553	563,537
Renasant	17,936	532,879
Talmer Bancorp, Cl A	29,933	460,369
Webster Financial	10,326	369,981

		5,054,905

HEALTH CARE — 16.3%
Aerie Pharmaceuticals*	20,500	197,620
AtriCure*	20,110	442,621
ExamWorks Group*	6,541	267,854
K2M Group Holdings*	23,869	501,488
Keryx Biopharmaceuticals*	5,875	62,627
LDR Holding*	3,897	131,913
Novavax*	50,650	391,525
Supernus Pharmaceuticals*	33,473	428,454
Synergetics USA*	46,395	226,872
Teleflex	1,549	190,465

		2,841,439

INDUSTRIALS — 7.3%
Aerojet Rocketdyne Holdings*	20,527	403,561
Matthews International, Cl A	3,393	164,662
Multi-Color	2,803	175,972

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Primoris Services	19,099	$367,274
Viad	6,556	174,193

		1,285,662

INFORMATION TECHNOLOGY — 16.5%
Atmel	28,226	213,953
Calix*	32,662	241,372
Diebold	14,881	517,412
DTS*	7,663	274,719
Intersil, Cl A	14,703	196,285
M/A-COM Technology Solutions Holdings*	4,921	149,943
Microsemi*	5,208	173,739
Plexus*	7,807	336,091
ShoreTel*	68,562	477,192
Verint Systems*	4,877	299,594

		2,880,300

MATERIALS — 3.6%
Ferro*	25,803	348,082
Headwaters*	15,689	275,813

		623,895

UTILITIES — 2.0%
SJW	11,789	344,828

TOTAL COMMON STOCK (Cost $16,489,828)		16,786,980

EXCHANGE TRADED FUND — 0.9%
iShares Russell 2000 Value ETF (Cost $154,360)	1,550	156,504

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
APRIL 30, 2015 (Unaudited)

CASH EQUIVALENT — 3.6%
	Shares	Value
SEI Daily Income Trust Money Market Fund, Cl A, 0.000% (A) (Cost $631,090)	631,090	$631,090

TOTAL INVESTMENTS — 100.7% (Cost $17,275,278)		$17,574,574

Percentages are based on Net Assets of $17,445,614.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2015.
Cl —	Class
ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
APRIL 30, 2015 (Unaudited)

Sector Weightings †:

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.0%‡
	Shares	Value

CONSUMER DISCRETIONARY — 6.3%
Foot Locker	3,327	$197,790
General Motors	5,094	178,596
Lear	1,444	160,327
Target	2,303	181,545
Time Warner	2,842	239,893
Whirlpool	808	141,885
Wyndham Worldwide	2,357	201,288

		1,301,324

CONSUMER STAPLES — 6.9%
Altria Group	3,094	154,854
CVS Health	3,703	367,671
Kimberly-Clark	1,221	133,932
Kroger	3,024	208,384
Procter & Gamble	4,075	324,003
Tyson Foods, Cl A	6,016	237,632

		1,426,476

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

ENERGY — 11.1%
Chevron	3,992	$443,352
Exxon Mobil	9,160	800,309
Marathon Petroleum	2,072	204,237
Phillips 66	3,251	257,837
Valero Energy	5,068	288,369
World Fuel Services	5,196	288,378

		2,282,482

FINANCIALS — 28.1%
AmTrust Financial Services	2,820	167,705
Bank of America	12,732	202,821
Berkshire Hathaway, Cl B*	3,736	527,561
Capital One Financial	3,834	309,979
Citigroup	10,088	537,892
Goldman Sachs Group	1,963	385,573
HCP REIT	5,780	232,876
Highwoods Properties REIT	4,649	200,093
JPMorgan Chase	10,656	674,099
Lincoln National	4,969	280,699
MetLife	3,715	190,542
Morgan Stanley	6,710	250,350
PNC Financial Services Group	1,533	140,622
Prologis REIT	6,255	251,451
Radian Group	13,681	244,343
Simon Property Group REIT	1,335	242,289
Travelers	2,999	303,229
Wells Fargo	11,965	659,271

		5,801,395

HEALTH CARE — 13.8%
Anthem	2,085	314,689
Cigna	2,486	309,855
Eli Lilly	4,976	357,625
Gilead Sciences	1,623	163,128

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

HEALTH CARE — continued
Johnson & Johnson	3,403	$337,578
Medtronic	5,334	397,116
Merck	5,948	354,263
Pfizer	7,725	262,109
Thermo Fisher Scientific	1,689	212,273
UnitedHealth Group	1,247	138,916

		2,847,552

INDUSTRIALS — 9.9%
AGCO	3,472	178,843
Delta Air Lines	5,082	226,860
FedEx	1,329	225,358
General Dynamics	1,594	218,888
General Electric	19,307	522,834
L-3 Communications Holdings, Cl 3	1,068	122,724
Pitney Bowes	7,553	168,961
Terex	5,710	156,796
United Rentals*	2,165	209,096

		2,030,360

INFORMATION TECHNOLOGY — 9.1%
Apple	1,695	212,129
Cisco Systems	15,142	436,544
Electronic Arts*	3,896	226,318
Hewlett-Packard	8,528	281,168
Intel	6,585	214,342
Microsoft	5,506	267,812
Skyworks Solutions	2,515	232,009

		1,870,322

MATERIALS — 2.9%
Cabot	4,527	193,484
Dow Chemical	2,690	137,190

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — continued
Reliance Steel & Aluminum	4,072	$263,540

		594,214

TELECOMMUNICATION SERVICES — 2.7%
AT&T	7,536	261,047
CenturyLink	8,093	291,024

		552,071

UTILITIES — 5.2%
AES	13,488	178,716
Entergy	2,772	213,943
PG&E	4,706	249,042
PPL	7,031	239,265
Public Service Enterprise Group	4,763	197,855

		1,078,821

TOTAL COMMON STOCK (Cost $19,328,009)		19,785,017

EXCHANGE TRADED FUND — 1.0%
iShares Russell 1000 Value ETF (Cost $203,625)	2,000	207,980

CASH EQUIVALENT — 3.1%
SEI Daily Income Trust Money Market Fund, Cl A, 0.000% (A) (Cost $636,807)	636,807	636,807

TOTAL INVESTMENTS — 100.1% (Cost $20,168,441)		$20,629,804

Percentages are based on Net Assets of $20,614,568.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2015.
Cl —	Class
ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2015 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	NorthPointe Small Cap Value Fund	NorthPointe Large Cap Value Fund

Assets:
Investments, at Value (Cost $17,275,278 and $20,168,441, respectively)	$17,574,574	$20,629,804
Receivable for Investment Securities Sold	262,523	—
Receivable due from Adviser	13,516	9,244
Dividends Receivable	2,816	12,253
Receivable for Capital Shares Sold	1,089	72,900
Prepaid Expenses	7,072	7,945

Total Assets	17,861,590	20,732,146

Liabilities:
Payable for Investment Securities Purchased	306,464	—
Payable due to Shareholder Servicing Provider (Investor Shares)	12,368	16,278
Payable due to Administrator	10,274	10,274
Payable due to Trustees	8,958	11,606
Payable for Capital Shares Redeemed	5,006	4,816
Chief Compliance Officer Fees Payable	4,586	6,451
Offering Costs Payable	10,500	10,499
Other Accrued Expenses	57,820	57,654

Total Liabilities	415,976	117,578

Net Assets	$17,445,614	$20,614,568

Net Assets Consist of:
Paid-in Capital	$17,012,003	$19,987,053
Undistributed Net Investment Income (Accumulated Net Investment Loss)	(37,627)	46,147
Accumulated Net Realized Gain on Investments	171,942	120,005
Net Unrealized Appreciation on Investments	299,296	461,363

	$17,445,614	$20,614,568

Institutional Shares:
Net Assets	$113,448	$576,921
Outstanding Shares of Beneficial Interest (unlimited authorization—no par value)	11,389	51,426
Net Asset Value, Offering and Redemption Price Per Share*	$9.96	$11.22

Investor Shares:
Net Assets	$17,332,166	$20,037,647
Outstanding Shares of Beneficial Interest (unlimited authorization—no par value)	1,742,841	1,787,597
Net Asset Value, Offering and Redemption Price Per Share*	$9.94	$11.21

*	Redemption price per share may vary depending on length of time shares are held.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2015 (Unaudited)

STATEMENTS OF OPERATIONS
	NorthPointe Small Cap Value Fund	NorthPointe Large Cap Value Fund

Investment Income
Dividends	$36,822	$127,530
Less: Foreign Taxes Withheld	(393)	—

Total Investment Income	36,429	127,530

Expenses
Administration Fees	66,746	66,746
Investment Advisory Fees	36,182	33,211
Shareholder Servicing Fees (Investor Shares)	11,894	16,075
Trustees’ Fees	7,273	12,797
Chief Compliance Officer Fees	1,285	2,286
Transfer Agent Fees	23,411	25,719
Offering Costs (See Note 2)	10,961	10,890
Legal Fees	8,798	13,727
Audit Fees	7,410	14,309
Printing Fees	6,475	10,906
Registration Fees	4,431	4,823
Custodian Fees	2,480	2,480
Insurance and Other Expenses	3,109	5,195

Total Expenses	190,455	219,164

Less:
Waiver of Investment Advisory Fees	(36,182)	(33,211)
Reimbursement from Adviser	(82,074)	(110,126)

Net Expenses	72,199	75,827

Net Investment Income (Loss)	(35,770)	51,703

Net Realized Gain on Investments	208,311	123,085
Net Change in Unrealized Appreciation (Depreciation) on Investments	302,588	415,137

Net Realized and Unrealized Gain on Investments	510,899	538,222

Net Increase in Net Assets Resulting from Operations	$475,129	$589,925

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014*

Operations:
Net Investment Loss	$(35,770)	$(1,997)
Net Realized Gain (Loss) on Investments	208,311	(36,229)
Net Change in Unrealized Appreciation (Depreciation) on Investments	302,588	(3,292)

Net Increase (Decrease) in Net Assets Resulting from Operations	475,129	(41,518)

Capital Share Transactions:(1)
Institutional Shares
Issued	250	110,300
Redeemed	(49,029)	—

Net Institutional Shares Transactions	(48,779)	110,300

Investor Shares
Issued	16,159,305	1,169,263
Redeemed	(427,424)	(662)

Net Investor Shares Transactions	15,731,881	1,168,601

Net Increase in Net Assets from Share Transactions	15,683,102	1,278,901

Total Increase in Net Assets	16,158,231	1,237,383

Net Assets:
Beginning of Period	1,287,383	50,000

End of Period (including accumulated net investment loss of $(37,627) and $(1,857), respectively)	$17,445,614	$1,287,383

*	Commenced operations on March 25, 2014.

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014*

Operations:
Net Investment Income	$51,703	$4,520
Net Realized Gain (Loss) on Investments	123,085	(1,651)
Net Change in Unrealized Appreciation (Depreciation) on Investments	415,137	46,226

Net Increase in Net Assets Resulting from Operations	589,925	49,095

Dividends and Distributions:
Net Investment Income:
Institutional Shares	(1,360)	—
Investor Shares	(8,887)	—
Net Realized Gains:
Institutional Shares	(175)	—
Investor Shares	(1,083)	—

Total Dividends and Distributions	(11,505)	—

Capital Share Transactions:(1)
Institutional Shares
Issued	439,640	108,300
Reinvestment of Distributions	1,535	—
Redeemed	(55,255)	—

Net Institutional Shares Transactions	385,920	108,300

Investor Shares
Issued	18,112,996	1,931,225
Reinvestment of Distributions	9,969	—
Redeemed	(610,401)	(956)

Net Investor Shares Transactions	17,512,564	1,930,269

Net Increase in Net Assets from Share Transactions	17,898,484	2,038,569

Total Increase in Net Assets	18,476,904	2,087,664

Net Assets:
Beginning of Period	2,137,664	50,000

End of Period (including undistributed net investment income of $46,147 and $4,691, respectively)	$20,614,568	$2,137,664

*	Commenced operations on March 25, 2014.

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Institutional Shares
	Six Months Ended April 30, 2015 (Unaudited)		Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$9.67		$10.00

Income (Loss) from Operations:
Net Investment Loss(1)	(0.01)		(0.02)
Net Realized and Unrealized Gain (Loss)	0.30		(0.31)

Total from Operations	0.29		(0.33)

Net Asset Value, End of Period	$9.96		$9.67

Total Return†	3.00%		(3.30)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$113		$159
Ratio of Expenses to Average Net Assets	1.25	%**	1.25	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	11.08	%**	134.86	%**
Ratio of Net Investment Loss to Average Net Assets	(0.28	)%**	(0.28	)%**
Portfolio Turnover Rate	49	%***	46	%***

*	Commenced operations on March 25, 2014.

**	Annualized.

***	Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS — continued
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Investor Shares
	Six Months Ended April 30, 2015 (Unaudited)		Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$9.67		$10.00

Income (Loss) from Operations:
Net Investment Loss(1)	(0.04)		(0.03)
Net Realized and Unrealized Gain (Loss)	0.31		(0.30)

Total from Operations	0.27		(0.33)

Net Asset Value, End of Period	$9.94		$9.67

Total Return†	2.79%		(3.30)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$17,332		$1,128
Ratio of Expenses to Average Net Assets	1.50	%**	1.50	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	3.85	%**	37.45	%**
Ratio of Net Investment Loss to Average Net Assets	(0.75	)%**	(0.58	)%**
Portfolio Turnover Rate	49	%***	46	%***

*	Commenced operations on March 25, 2014.

**	Annualized.

***	Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS — continued
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Institutional Shares
	Six Months Ended April 30, 2015 (Unaudited)		Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$10.85		$10.00

Income from Operations:
Net Investment Income(1)	0.06		0.06
Net Realized and Unrealized Gain	0.36		0.79

Total from Operations	0.42		0.85

Dividends and Distributions from:
Net Investment Income	(0.04)		—
Net Realized Gains	(0.01)		—

Total Dividends and Distributions	(0.05)		—

Net Asset Value, End of Period	$11.22		$10.85

Total Return†	3.86%		8.50%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$577		$170
Ratio of Expenses to Average Net Assets	0.90	%**	0.90	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	4.59	%**	125.38	%**
Ratio of Net Investment Income to Average Net Assets	1.16	%**	1.02	%**
Portfolio Turnover Rate	39	%***	39	%***

*	Commenced operations on March 25, 2014.

**	Annualized.

***	Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS — concluded
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Investor Shares
	Six Months Ended April 30, 2015 (Unaudited)		Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$10.85		$10.00

Income from Operations:
Net Investment Income(1)	0.04		0.05
Net Realized and Unrealized Gain	0.37		0.80

Total from Operations	0.41		0.85

Dividends and Distributions from:
Net Investment Income	(0.04)		—
Net Realized Gains	(0.01)		—

Total Dividends and Distributions	(0.05)		—

Net Asset Value, End of Period	$11.21		$10.85

Total Return†	3.69%		8.50%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$20,038		$1,967
Ratio of Expenses to Average Net Assets	1.15	%**	1.15	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	3.26	%**	33.16	%**
Ratio of Net Investment Income to Average Net Assets	0.79	%**	0.84	%**
Portfolio Turnover Rate	39	%***	39	%***

*	Commenced operations on March 25, 2014.

**	Annualized.

***	Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 11 funds. The financial statements herein are those of the NorthPointe Small Cap Value Fund and the NorthPointe Large Cap Value Fund (each a “Fund” and collectively the “Funds”). The investment objective of the NorthPointe Small Cap Value Fund is to seek long-term capital appreciation. The NorthPointe Small Cap Value Fund is a diversified fund and focuses on U.S. and foreign listed common stocks with small market capitalizations that NorthPointe Capital, LLC (the “Adviser”) believes have good earnings growth potential and are undervalued in the market. The investment objective of the NorthPointe Large Cap Value Fund is long-term growth of capital by investing in equity securities from large-cap companies. The NorthPointe Large Cap Value Fund is a diversified fund. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Funds are each registered to offer Institutional Shares and Investor Shares.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2015

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2015, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2015

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2015, all of the Funds’ investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For details of investment classifications, reference the Schedule of Investments.

For the six months ended April 30, 2015, there have been no transfers between Level 1 and Level 2 and Level 3 assets and liabilities. During the six-months ended April 30, 2015, there were no Level 3 securities.

During the six months ended April 30, 2015, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is the Funds’ intention to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their income to their shareholders. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. As of and during the six months ended April 30, 2015, the Funds did not have a liability for any unrecognized tax benefits.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2015

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and make distributions of their net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Funds. As of April 30, 2015, these costs were fully amortized for both funds.

Investments in REITs — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Funds retain a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. Such fees are retained by the Funds for the benefit of the remaining shareholders. For the six months ended April 30, 2015, the Funds did not retain any redemption fees.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2015

SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2015, the NorthPointe Small Cap Value Fund and NorthPointe Large Cap Value Fund paid $66,746 each for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

The Funds have entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Funds may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor Shares, subject to the arrangement for provision of shareholder and administrative services. For the six months ended April 30, 2015, the NorthPointe Small Cap Value Fund and NorthPointe Large Cap Value Fund incurred shareholder servicing of $11,894 and $16,075, respectively.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

MUFG Union Bank, N.A. serves as the custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the fund. The Adviser is entitled to a fee, which is calculated daily

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2015

and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Advisory Fee Rate
NorthPointe Small Cap Value Fund	0.75%
NorthPointe Large Cap Value Fund	0.50%

The Adviser has contractually agreed (effective March 25, 2014) to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding certain levels as set forth below until February 29, 2016. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the trust, effective as of the close of business on February 29, 2016.

	Institutional Shares	Investor Shares
NorthPointe Small Cap Value Fund	1.25%	1.50%
NorthPointe Large Cap Value Fund	0.90%	1.15%

If at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place.

As of April 30, 2015 , fees for the NorthPointe Small Cap Value Fund which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were $191,078, expiring in 2017 and $118,256, expiring in 2018. As of April 30, 2015, fees for the NorthPointe Large Cap Value Fund which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser, up to the expense cap in place at the time the expenses were waived, were $214,554, expiring in 2017 and $143,337, expiring in 2018.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2015

6. Share Transactions:

NorthPointe Small Cap Value Fund	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014*

Share Transactions:
Institutional Shares
Issued	27	11,480
Redeemed	(5,118)	—

Net Share Transactions	(5,091)	11,480

Investor Shares
Issued	1,669,341	116,775
Redeemed	(43,205)	(70)

Net Share Transactions	1,626,136	116,705

NorthPointe Large Cap Value Fund	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014*

Share Transactions:
Institutional Shares
Issued	40,581	10,695
Reinvested	137	—
Redeemed	(4,987)	—

Net Share Transactions	35,731	10,695

Investor Shares
Issued	1,660,189	181,458
Reinvested	891	—
Redeemed	(54,852)	(89)

Net Share Transactions	1,606,228	181,369

*	Commenced operations on March 25, 2014.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2015

7. Investment Transactions:

For the six months ended April 30, 2015, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
NorthPointe Small Cap Value Fund	$19,412,381	$4,223,069
NorthPointe Large Cap Value Fund	22,194,922	4,836,424

There were no purchases or sales of long-term U.S. Government securities for either fund.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

As of October 31, 2014, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	NorthPointe Small Cap Value Fund	NorthPointe Large Cap Value Fund
Undistributed Ordinary Income	$—	$5,946
Capital Loss Carryforwards	(33,352)	—
Unrealized Appreciation/(Depreciation)	(6,310)	43,149
Late-Year Loss Deferral	(1,856)	—

Total Distributable Earnings/ (Accumulated Losses)	$(41,518)	$49,095

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2015

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2014 through October 31, 2014 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term Loss
NorthPointe Small Cap Value Fund	$33,352

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2015, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
NorthPointe Small Cap Value Fund	$17,275,278	$916,482	$(617,186)	$299,296
NorthPointe Large Cap Value Fund	$20,168,441	$836,102	$(374,739)	$461,363

9. Other:

At April 30, 2015, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
NorthPointe Small Cap Value Fund, Institutional Shares	2	91%
NorthPointe Small Cap Value Fund, Investor Shares	1	91%
NorthPointe Large Cap Value Fund, Institutional Shares	2	90%
NorthPointe Large Cap Value Fund, Investor Shares	2	92%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2015

dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10. New Accounting Pronouncement:

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No.2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (NAV) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2015

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2014 to April 30, 2015).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2015

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/14	Ending Account Value 4/30/15	Annualized Expense Ratios	Expenses Paid During Period*
NorthPointe Small Cap Value Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,030.00	1.25%	$6.29
Investor Shares	1,000.00	1,027.90	1.50	7.54

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,018.60	1.25%	$6.26
Investor Shares	1,000.00	1,017.36	1.50	7.50
NorthPointe Large Cap Value Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,038.60	0.90%	$4.55
Investor Shares	1,000.00	1,036.90	1.15	5.81

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,020.33	0.90%	$4.51
Investor Shares	1,000.00	1,019.09	1.15	5.76

*	Unless otherwise indicated, expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

NorthPointe Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-877-457-NPF3 (6733)

Adviser:

NorthPointe Capital, LLC

101 West Big Beaver Road, Suite 745

Troy, Michigan 48084

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

NPC-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 26, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 26, 2015